9. NOTES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2014
Notes Payable Tables
Schedule of Notes Payable
	June 30, 2014	June 30, 2013
Promissory Note	$1,172	$-
3.25 % Secured note	$60	$60
	$1,232	$60